Shareholder Report, Holdings (Details)	Aug. 31, 2024
Schwab High Yield Bond ETF | Corporates [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
Schwab High Yield Bond ETF | Short Term Investment 1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[1]
Schwab U.S. Large-Cap Value ETF | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[2]
Schwab U.S. Large-Cap Value ETF | JPMorgan Chase and CO [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2]
Schwab U.S. Large-Cap Value ETF | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
Schwab U.S. Large-Cap Value ETF | Procter and Gamble Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
Schwab U.S. Large-Cap Value ETF | Johnson and Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
Schwab U.S. Large-Cap Value ETF | Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[2]
Schwab U.S. Large-Cap Value ETF | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2]
Schwab U.S. Large-Cap Value ETF | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[2]
Schwab U.S. Large-Cap Value ETF | Merck and Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[2]
Schwab U.S. Large-Cap Value ETF | Coca Cola Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[2]
Schwab U.S. Large-Cap Value ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%	[3]
Schwab U.S. Large-Cap Value ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[3]
Schwab U.S. Large-Cap Value ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[3]
Schwab U.S. Large-Cap Value ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[3]
Schwab U.S. Large-Cap Value ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[3]
Schwab U.S. Large-Cap Value ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[3]
Schwab U.S. Large-Cap Value ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[3]
Schwab U.S. Large-Cap Value ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[3]
Schwab U.S. Large-Cap Value ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[3]
Schwab U.S. Large-Cap Value ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[3]
Schwab U.S. Large-Cap Value ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[3]
Schwab U.S. Large-Cap Value ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[3]
Schwab U.S. Mid-Cap ETF | Dell Technologies Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
Schwab U.S. Mid-Cap ETF | Vertiv Holdings Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
Schwab U.S. Mid-Cap ETF | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
Schwab U.S. Mid-Cap ETF | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
Schwab U.S. Mid-Cap ETF | Tyler Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
Schwab U.S. Mid-Cap ETF | NetApp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
Schwab U.S. Mid-Cap ETF | Deckers Outdoor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
Schwab U.S. Mid-Cap ETF | Smurfit WestRock PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
Schwab U.S. Mid-Cap ETF | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[2]
Schwab U.S. Mid-Cap ETF | Cboe Global Markets Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[2]
Schwab U.S. Mid-Cap ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%	[3]
Schwab U.S. Mid-Cap ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%	[3]
Schwab U.S. Mid-Cap ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[3]
Schwab U.S. Mid-Cap ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[3]
Schwab U.S. Mid-Cap ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[3]
Schwab U.S. Mid-Cap ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[3]
Schwab U.S. Mid-Cap ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[3]
Schwab U.S. Mid-Cap ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[3]
Schwab U.S. Mid-Cap ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[3]
Schwab U.S. Mid-Cap ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[3]
Schwab U.S. Mid-Cap ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[3]
Schwab U.S. Mid-Cap ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1],[3]
Schwab U.S. Small-Cap ETF | MicroStrategy, Inc, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
Schwab U.S. Small-Cap ETF | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[2]
Schwab U.S. Small-Cap ETF | Carvana Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[2]
Schwab U.S. Small-Cap ETF | Nutanix, Inc, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[2]
Schwab U.S. Small-Cap ETF | Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[2]
Schwab U.S. Small-Cap ETF | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[2]
Schwab U.S. Small-Cap ETF | Comfort System USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[2]
Schwab U.S. Small-Cap ETF | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[2]
Schwab U.S. Small-Cap ETF | Wingstop, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[2]
Schwab U.S. Small-Cap ETF | Texas Roadhouse, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[2]
Schwab U.S. Small-Cap ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[3]
Schwab U.S. Small-Cap ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%	[3]
Schwab U.S. Small-Cap ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[3]
Schwab U.S. Small-Cap ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[3]
Schwab U.S. Small-Cap ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[3]
Schwab U.S. Small-Cap ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[3]
Schwab U.S. Small-Cap ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[3]
Schwab U.S. Small-Cap ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[3]
Schwab U.S. Small-Cap ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[3]
Schwab U.S. Small-Cap ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[3]
Schwab U.S. Small-Cap ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[3]
Schwab U.S. Small-Cap ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[1],[3]
C000105320 [Member] | Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[2]
C000105320 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[2]
C000105320 [Member] | Coca Cola Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[2]
C000105320 [Member] | Lockheed Martin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[2]
C000105320 [Member] | BlackRock, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[2]
C000105320 [Member] | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[2]
C000105320 [Member] | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[2]
C000105320 [Member] | Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[2]
C000105320 [Member] | Bristol Myers Squibb Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[2]
C000105320 [Member] | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[2]
C000105320 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[3]
C000105320 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[3]
C000105320 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[3]
C000105320 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[3]
C000105320 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[3]
C000105320 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[3]
C000105320 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[3]
C000105320 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[3],[4]
C000105320 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[3]
C000105320 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[3]
C000105320 [Member] | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[3]
Schwab International Dividend Equity ETF | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[2]
Schwab International Dividend Equity ETF | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[2]
Schwab International Dividend Equity ETF | Wesfarmers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[2]
Schwab International Dividend Equity ETF | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[2]
Schwab International Dividend Equity ETF | GSK PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[2]
Schwab International Dividend Equity ETF | O no Pharmaceutical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[2]
Schwab International Dividend Equity ETF | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[2]
Schwab International Dividend Equity ETF | KDDI Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[2]
Schwab International Dividend Equity ETF | Total Energies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[2]
Schwab International Dividend Equity ETF | Vinci SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[2]
Schwab International Dividend Equity ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[3]
Schwab International Dividend Equity ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[3]
Schwab International Dividend Equity ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[3]
Schwab International Dividend Equity ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[3]
Schwab International Dividend Equity ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[3]
Schwab International Dividend Equity ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[3]
Schwab International Dividend Equity ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[3]
Schwab International Dividend Equity ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[3]
Schwab International Dividend Equity ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[3]
Schwab International Dividend Equity ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[3]
Schwab International Dividend Equity ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[3]
Schwab International Dividend Equity ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1],[3]
Schwab International Dividend Equity ETF | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[3]
Schwab International Dividend Equity ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.00%	[3]
Schwab International Dividend Equity ETF | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	11.20%	[3]
Schwab International Dividend Equity ETF | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.60%	[3]
Schwab International Dividend Equity ETF | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	10.50%	[3]
Schwab International Dividend Equity ETF | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.50%	[3]
Schwab International Dividend Equity ETF | ITALY
Holdings [Line Items]
Percent of Total Investments	7.20%	[3]
Schwab International Dividend Equity ETF | CANADA
Holdings [Line Items]
Percent of Total Investments	6.30%	[3]
Schwab International Dividend Equity ETF | INDIA
Holdings [Line Items]
Percent of Total Investments	4.60%	[3]
Schwab International Dividend Equity ETF | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.00%	[3]
Schwab International Dividend Equity ETF | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.60%	[3]
Schwab International Dividend Equity ETF | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.50%	[3]
Schwab International Equity ETF | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[2]
Schwab International Equity ETF | Novo Nordisk AS Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[2]
Schwab International Equity ETF | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[2]
Schwab International Equity ETF | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[2]
Schwab International Equity ETF | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[2]
Schwab International Equity ETF | Astra Zeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[2]
Schwab International Equity ETF | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[2]
Schwab International Equity ETF | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[2]
Schwab International Equity ETF | Toyota Motor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[2]
Schwab International Equity ETF | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
Schwab International Equity ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%	[3]
Schwab International Equity ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%	[3]
Schwab International Equity ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[3]
Schwab International Equity ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[3]
Schwab International Equity ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[3]
Schwab International Equity ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[3]
Schwab International Equity ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[3]
Schwab International Equity ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[3]
Schwab International Equity ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[3]
Schwab International Equity ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[3]
Schwab International Equity ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[3]
Schwab International Equity ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1],[3]
Schwab International Equity ETF | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[3]
Schwab International Equity ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.20%	[3]
Schwab International Equity ETF | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.70%	[3]
Schwab International Equity ETF | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.90%	[3]
Schwab International Equity ETF | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.30%	[3]
Schwab International Equity ETF | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.70%	[3]
Schwab International Equity ETF | CANADA
Holdings [Line Items]
Percent of Total Investments	8.60%	[3]
Schwab International Equity ETF | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.20%	[3]
Schwab International Equity ETF | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.90%	[3]
Schwab International Equity ETF | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.20%	[3]
Schwab International Equity ETF | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.90%	[3]
Schwab International Equity ETF | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.80%	[3]
Schwab International Small-Cap Equity ETF | WSP Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
Schwab International Small-Cap Equity ETF | RB Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
Schwab International Small-Cap Equity ETF | TFI International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[2]
Schwab International Small-Cap Equity ETF | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[2]
Schwab International Small-Cap Equity ETF | ARC Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[2]
Schwab International Small-Cap Equity ETF | Emera, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[2]
Schwab International Small-Cap Equity ETF | GFL Environmental Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[2]
Schwab International Small-Cap Equity ETF | Stantec, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[2]
Schwab International Small-Cap Equity ETF | Zealand Pharma AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[2]
Schwab International Small-Cap Equity ETF | TMX Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[2]
Schwab International Small-Cap Equity ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[3]
Schwab International Small-Cap Equity ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%	[3]
Schwab International Small-Cap Equity ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[3]
Schwab International Small-Cap Equity ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[3]
Schwab International Small-Cap Equity ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[3]
Schwab International Small-Cap Equity ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[3]
Schwab International Small-Cap Equity ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[3]
Schwab International Small-Cap Equity ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[3]
Schwab International Small-Cap Equity ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[3]
Schwab International Small-Cap Equity ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[3]
Schwab International Small-Cap Equity ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[3]
Schwab International Small-Cap Equity ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[1],[3]
Schwab International Small-Cap Equity ETF | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%	[3]
Schwab International Small-Cap Equity ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.90%	[3]
Schwab International Small-Cap Equity ETF | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.40%	[3]
Schwab International Small-Cap Equity ETF | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.20%	[3]
Schwab International Small-Cap Equity ETF | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.90%	[3]
Schwab International Small-Cap Equity ETF | JAPAN
Holdings [Line Items]
Percent of Total Investments	17.70%	[3]
Schwab International Small-Cap Equity ETF | ITALY
Holdings [Line Items]
Percent of Total Investments	2.90%	[3]
Schwab International Small-Cap Equity ETF | CANADA
Holdings [Line Items]
Percent of Total Investments	20.60%	[3]
Schwab International Small-Cap Equity ETF | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.60%	[3]
Schwab International Small-Cap Equity ETF | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.90%	[3]
Schwab International Small-Cap Equity ETF | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.70%	[3]
Schwab International Small-Cap Equity ETF | SWEDEN
Holdings [Line Items]
Percent of Total Investments	5.90%	[3]
Schwab Emerging Markets Equity ETF | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[2]
Schwab Emerging Markets Equity ETF | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[2]
Schwab Emerging Markets Equity ETF | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[2]
Schwab Emerging Markets Equity ETF | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[2]
Schwab Emerging Markets Equity ETF | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2]
Schwab Emerging Markets Equity ETF | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[2]
Schwab Emerging Markets Equity ETF | Meituan B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[2]
Schwab Emerging Markets Equity ETF | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
Schwab Emerging Markets Equity ETF | PDD Holdings Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
Schwab Emerging Markets Equity ETF | China Construction Bank Corp H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
Schwab Emerging Markets Equity ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%	[3]
Schwab Emerging Markets Equity ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[3]
Schwab Emerging Markets Equity ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[3]
Schwab Emerging Markets Equity ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[3]
Schwab Emerging Markets Equity ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[3]
Schwab Emerging Markets Equity ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[3]
Schwab Emerging Markets Equity ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[3]
Schwab Emerging Markets Equity ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[3]
Schwab Emerging Markets Equity ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[3]
Schwab Emerging Markets Equity ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[3]
Schwab Emerging Markets Equity ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[3]
Schwab Emerging Markets Equity ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[1],[3]
Schwab Emerging Markets Equity ETF | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[3]
Schwab Emerging Markets Equity ETF | INDIA
Holdings [Line Items]
Percent of Total Investments	23.70%	[3]
Schwab Emerging Markets Equity ETF | CHINA
Holdings [Line Items]
Percent of Total Investments	26.70%	[3]
Schwab Emerging Markets Equity ETF | TAIWAN
Holdings [Line Items]
Percent of Total Investments	19.40%	[3]
Schwab Emerging Markets Equity ETF | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.10%	[3]
Schwab Emerging Markets Equity ETF | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.40%	[3]
Schwab Emerging Markets Equity ETF | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.40%	[3]
Schwab U.S. Broad Market ETF | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[2]
Schwab U.S. Broad Market ETF | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[2]
Schwab U.S. Broad Market ETF | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[2]
Schwab U.S. Broad Market ETF | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[2]
Schwab U.S. Broad Market ETF | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[2]
Schwab U.S. Broad Market ETF | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
Schwab U.S. Broad Market ETF | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[2]
Schwab U.S. Broad Market ETF | Alphabet Inc ClassC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2]
Schwab U.S. Broad Market ETF | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[2]
Schwab U.S. Broad Market ETF | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[2]
Schwab U.S. Broad Market ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[3]
Schwab U.S. Broad Market ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[3]
Schwab U.S. Broad Market ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[3]
Schwab U.S. Broad Market ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[3]
Schwab U.S. Broad Market ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%	[3]
Schwab U.S. Broad Market ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[3]
Schwab U.S. Broad Market ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[3]
Schwab U.S. Broad Market ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[3]
Schwab U.S. Broad Market ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[3]
Schwab U.S. Broad Market ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[3]
Schwab U.S. Broad Market ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[3]
Schwab U.S. Broad Market ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[3]
Schwab 1000 Index® ETF | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
Schwab 1000 Index® ETF | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[2]
Schwab 1000 Index® ETF | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[2]
Schwab 1000 Index® ETF | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[2]
Schwab 1000 Index® ETF | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2]
Schwab 1000 Index® ETF | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
Schwab 1000 Index® ETF | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[2]
Schwab 1000 Index® ETF | Alphabet Inc ClassC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[2]
Schwab 1000 Index® ETF | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2]
Schwab 1000 Index® ETF | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[2]
Schwab 1000 Index® ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[3]
Schwab 1000 Index® ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[3]
Schwab 1000 Index® ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[3]
Schwab 1000 Index® ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[3]
Schwab 1000 Index® ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%	[3]
Schwab 1000 Index® ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[3]
Schwab 1000 Index® ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[3]
Schwab 1000 Index® ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[3]
Schwab 1000 Index® ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[3]
Schwab 1000 Index® ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[3]
Schwab 1000 Index® ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[3]
Schwab 1000 Index® ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[3]
Schwab U.S. Large-Cap ETF | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
Schwab U.S. Large-Cap ETF | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[2]
Schwab U.S. Large-Cap ETF | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[2]
Schwab U.S. Large-Cap ETF | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[2]
Schwab U.S. Large-Cap ETF | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[2]
Schwab U.S. Large-Cap ETF | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
Schwab U.S. Large-Cap ETF | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[2]
Schwab U.S. Large-Cap ETF | Alphabet Inc ClassC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[2]
Schwab U.S. Large-Cap ETF | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2]
Schwab U.S. Large-Cap ETF | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[2]
Schwab U.S. Large-Cap ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[3]
Schwab U.S. Large-Cap ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[3]
Schwab U.S. Large-Cap ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[3]
Schwab U.S. Large-Cap ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[3]
Schwab U.S. Large-Cap ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.50%	[3]
Schwab U.S. Large-Cap ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[3]
Schwab U.S. Large-Cap ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[3]
Schwab U.S. Large-Cap ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[3]
Schwab U.S. Large-Cap ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[3]
Schwab U.S. Large-Cap ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[3]
Schwab U.S. Large-Cap ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[3]
Schwab U.S. Large-Cap ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[3]
Schwab U.S. Large-Cap Growth ETF | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[2]
Schwab U.S. Large-Cap Growth ETF | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[2]
Schwab U.S. Large-Cap Growth ETF | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[2]
Schwab U.S. Large-Cap Growth ETF | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[2]
Schwab U.S. Large-Cap Growth ETF | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[2]
Schwab U.S. Large-Cap Growth ETF | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[2]
Schwab U.S. Large-Cap Growth ETF | Alphabet Inc ClassC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[2]
Schwab U.S. Large-Cap Growth ETF | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2]
Schwab U.S. Large-Cap Growth ETF | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
Schwab U.S. Large-Cap Growth ETF | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
Schwab U.S. Large-Cap Growth ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[3]
Schwab U.S. Large-Cap Growth ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[3]
Schwab U.S. Large-Cap Growth ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[3]
Schwab U.S. Large-Cap Growth ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[3]
Schwab U.S. Large-Cap Growth ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	48.00%	[3]
Schwab U.S. Large-Cap Growth ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[3]
Schwab U.S. Large-Cap Growth ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[3]
Schwab U.S. Large-Cap Growth ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[3]
Schwab U.S. Large-Cap Growth ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[3]
Schwab U.S. Large-Cap Growth ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[3]
Schwab U.S. Large-Cap Growth ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[3]
Schwab U.S. Large-Cap Growth ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[3],[4]

[1]	Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	Excludes derivatives.
[4]	Amount is less than 0.05%.